Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net Income	$ 7,704,970	$ 8,312,469
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	112,201	66,323
Provision for loan losses	484,069	85,035
Provision on financial guarantee services	(316,039)	(13,714)
Deferred tax expense	20,027	37,420
Changes in operating assets and liabilities:
Interest receivable	(187,665)	(233,150)
Tax receivable/(tax payable), net	(830,477)	583,872
Other assets	23,421	(420,261)
Unearned income from guarantee services	(312,033)	(189,107)
Other current liabilities	(92,930)	67,051
Net Cash Provided by Operating Activities	6,605,544	8,295,938
Cash Flows from Investing Activities:
Originated loans disbursement to third parties	(223,564,971)	(211,973,357)
Loans collection from third parties	221,921,293	203,593,105
Loans collection from related parties		237,564
Payment of loans on behalf of guarantees	(5,346,712)
Collection from guarantees for loan paid on behalf of customers	4,278,573	526,653
Deposit released from banks for financial guarantee services	8,865,155	5,080,706
Deposit paid to banks for financial guarantee services	(7,768,412)	(3,652,041)
Purchases of property and equipment	(75,927)	(305,032)
Net Cash Used in Investing Activities	(1,691,001)	(6,492,402)
Cash Flows From Financing Activities:
Proceeds from short-term bank borrowings	16,307,898	23,812,727
Repayment of short-term bank borrowings	(21,175,622)	(26,927,528)
Proceeds from initial public offering	8,905,000
Proceeds from exercise of underwriter over-allotment	296,888
Initial public offering cost	(1,578,749)	(45,000)
Cash payment in reverse acquisition		(245,401)
Payments of dividends		(842,554)
Net Cash Provided by/(Used in) Financing Activities	2,810,819	(3,738,785)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	92,442	(26,334)
Net Increase/(Decrease) In Cash and Cash Equivalents	7,817,804	(1,961,583)
Cash and Cash Equivalents at Beginning of Year	1,588,061	3,549,644
Cash and Cash Equivalents at End of Year	9,405,865	1,588,061
Supplemental Cash Flow Information
Cash paid for interest expense	1,262,495	1,309,047
Cash paid for income tax	2,191,329	1,091,816
Series A Preferred Stock [Member]
Cash Flows From Financing Activities:
Issuance of Series Preferred Stocks	50,000	322,500
Series B Preferred Stock [Member]
Cash Flows From Financing Activities:
Issuance of Series Preferred Stocks	70,000	310,000
Series A And Series B Preferred Stocks [Member]
Cash Flows From Financing Activities:
Issuance cost of Preferred Stocks	$ (64,596)	$ (123,529)